Stock Options (Details)	6 Months Ended
Jun. 30, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	13,590,000
Date Issued 01/16/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	75,000
Exercise Price (in dollars per share) | $ / shares	$ 0.75
Risk-free Interest Rate	1.54%
Volatility	226.01%
Life of Option in years	3 years
Date Issued 01/20/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	6,000,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.54%
Volatility	220.00%
Life of Option in years	3 years
Date Issued 01/20/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	3,000,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.54%
Volatility	220.00%
Life of Option in years	4 years
Date Issued 01/31/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	350,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.19%
Volatility	132.84%
Life of Option in years	1 year 11 months 5 days
Date Issued 02/01/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	100,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.22%
Volatility	134.90%
Life of Option in years	2 years
Date Issued 03/13/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	100,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.40%
Volatility	144.84%
Life of Option in years	2 years
Date Issued 03/15/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	500,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.02%
Volatility	114.94%
Life of Option in years	1 year 4 months 24 days
Date Issued 03/21/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	20,000
Exercise Price (in dollars per share) | $ / shares	$ 0.15
Risk-free Interest Rate	1.54%
Volatility	233.07%
Life of Option in years	3 years
Date Issued 05/05/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	1,700,000
Exercise Price (in dollars per share) | $ / shares	$ 1.47
Risk-free Interest Rate	1.71%
Volatility	565.34%
Life of Option in years	4 years
Date Issued 05/05/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	1,000,000
Exercise Price (in dollars per share) | $ / shares	$ 1.47
Risk-free Interest Rate	1.32%
Volatility	202.99%
Life of Option in years	2 years
Date Issued 05/31/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	80,000
Exercise Price (in dollars per share) | $ / shares	$ 0.75
Risk-free Interest Rate	1.44%
Volatility	196.06%
Life of Option in years	3 years
Date Issued 06/12/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	660,000
Exercise Price (in dollars per share) | $ / shares	$ 2.50
Risk-free Interest Rate	1.64%
Volatility	589.85%
Life of Option in years	4 years
Date Issued 06/30/17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options (in shares)	5,000
Exercise Price (in dollars per share) | $ / shares	$ 3.49
Risk-free Interest Rate	1.55%
Volatility	197.13%
Life of Option in years	3 years